Operating Segments - Summary of Revenue by Geographic Area and Operating Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
REVENUE	$ 6,394.7	$ 5,268.5	$ 4,540.4
North America [member]
Disclosure of geographical areas [line items]
REVENUE	3,781.2	3,282.3	2,857.7
Europe [member]
Disclosure of geographical areas [line items]
REVENUE	1,437.5	1,130.7	884.4
Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	256.2	204.5	100.9
Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	267.2	98.2	53.0
Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	531.4	453.7	505.2
Others [member]
Disclosure of geographical areas [line items]
REVENUE	121.2	99.1	139.2
Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	6,394.7	5,268.5	4,540.4
Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	3,781.2	3,282.3	2,857.7
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	1,437.5	1,130.7	884.4
Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	256.2	204.5	100.9
Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	267.2	98.2	53.0
Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	531.4	453.7	505.2
Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	121.2	99.1	139.2
Commercial Aviation [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	2,208.6	1,846.8	1,543.9
Commercial Aviation [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,615.6	1,489.4	1,234.7
Commercial Aviation [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	440.8	293.8	234.9
Commercial Aviation [member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	29.0
Commercial Aviation [member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	95.4	32.2
Commercial Aviation [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	0.3	4.2	2.4
Commercial Aviation [member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	27.5	27.2	71.9
Defense & Security [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	720.9	515.4	412.6
Defense & Security [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	0.1	1.0	2.9
Defense & Security [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	384.6	304.9	194.0
Defense & Security [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	60.2	67.1	3.6
Defense & Security [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	81.2	0.0	1.4
Defense & Security [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	181.9	141.9	210.2
Defense & Security [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	12.9	0.5	0.5
Executive Aviation [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,762.7	1,408.2	1,244.4
Executive Aviation [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,330.3	1,054.1	914.1
Executive Aviation [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	204.1	226.9	212.6
Executive Aviation [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	35.3	20.1
Executive Aviation [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	36.7	21.4	20.0
Executive Aviation [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	156.3	85.7	87.8
Executive Aviation [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE			9.9
Service & support [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,636.5	1,417.6	1,266.7
Service & support [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	835.1	737.8	706.0
Service & support [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	408.0	305.1	242.8
Service & support [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	131.7	117.3	97.3
Service & support [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	53.9	44.6	31.6
Service & support [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	127.0	141.4	132.1
Service & support [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	80.8	71.4	56.9
All Other Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	66.0	80.5	72.8
All Other Segments [member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	0.1
All Other Segments [member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE			0.1
All Other Segments [member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	$ 65.9	$ 80.5	$ 72.7